Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
12.
RELATED PARTY TRANSACTIONS

Yun Chen became the Company’s controlling shareholder in June 2016 and Yun Chen is a subsidiary of Ping An. Therefore Ping An Group became the Company’s related party since then.

During the years ended December 31, 2022, 2023 and 2024, related party transactions were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Services provided to Ping An Group (a)	226,539	134,378	305,958	41,916
Net revenues from related parties	226,539	134,378	305,958	41,916

Services provided by and assets purchased from Ping An Group (b)	191,751	191,413	209,820	28,745
Services provided by and assets purchased from other related parties	2,378	94	612	84
Services provided by related parties	194,129	191,507	210,432	28,829

Interest income from Ping An Group	143,848	202,304	215,253	29,490

As of December 31, 2023 and 2024, balances with related parties were as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current
Ping An Group (c)	16,439	63,957	8,762

Amounts due from related parties, non-current
Ping An Group (c)	16,048	3,521	482

Amounts included in “Cash and cash equivalents” (d)	1,665,092	158,589	21,727
Amounts included in “Short-term investments” (d)	3,933,713	4,935,177	676,116
Amounts included in “Restricted cash” (d)	130,770	91,809	12,578

Amounts due to related parties
Ping An Group (e)	24,558	38,235	5,238
Other related parties	14	15	2
	24,572	38,250	5,240

(a)
The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
(b)
The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(c)
Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
(d)
The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
(e)
The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.